Commitments And Contingencies (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2001	Aug. 31, 2011 ActiveVideo [Member]	Dec. 31, 2011 ActiveVideo [Member]	Aug. 31, 2011 Jury Verdict Increased By Court [Member] ActiveVideo [Member]
Verdict amount			$ 115,000,000		$ 24,000,000
Amount ordered to pay ActiveVideo				11,000,000
Specified period begin month				August 2011
Specified period end month				May 2012
Guarantee obligations, term, number of years		30
Letters of credit	100,000,000
Purchase commitments	51,100,000,000
2012	22,800,000,000
2013 - 2014	24,600,000,000
2015 - 2016	3,100,000,000
Thereafter	600,000,000
Purchases against commitments	$ 13,000,000,000